Subsequent Events (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
March 2019 [Member]
Subsequents Event (Textual)
Options to granted, description	The board of directors of the Company approved the grant of 3,132,895 options to directors, employees and consultants, exercisable to 3,132,895 ordinary shares with no par value of the Company, out of which 2,086,529 options to be granted to directors are subject to shareholders' approval.
ADS [Member] | January 2019 [Member]
Subsequents Event (Textual)
Direct offering description	The Company issued 3,428,572 ADSs and, in a concurrent private placement, 2,571,430 non-listed warrants to purchase 2,571,430 ADSs. Each non-listed warrant is exercisable until July 18, 2024 at an exercise price of USD 2.00 per ADS. The warrant holders have the option to exercise cashless.
NASDAQ [Member] | January 2019 [Member]
Subsequents Event (Textual)
Gross amount of placement agent fees	$ 6.0
Net of placement agent fees and other offering related expenses	$ 5.4
Coeptis Pharmaceuticals Inc. [Member] | January 2, 2019 [Member]
Subsequents Event (Textual)
Agreement description	The agreement provides for total milestone payments from Coeptis to the Company of USD 3.5 million, of which the initial milestone of USD 1 million was received upon execution of the agreement, and additional milestone payments are due upon completion of an agreed Chemistry, Manufacturing, Control (CMC) plan and upon first commercial sales in the U.S. In addition, the Company will be paid 40%-60% of Coeptis' net profit on Consensi sales.
Famewave Ltd [Member] | March 14, 2019 [Member]
Subsequents Event (Textual)
Agreement to acquire description	If no such commercialization transaction is consummated within 36 months from termination, Company will be entitled to 20% of FameWave in return for the approximately $2 million loan which was previously provided. Furthermore, should the transaction not close due to the failure of FameWave to finalize the clinical collaboration agreement, or the failure of certain other closing conditions to be fulfilled by the current shareholders of FameWave, then the Company will be entitled to 100% of FameWave in return for the approximately $2 million loan which was previously provided
Famewave Ltd [Member] | ADS [Member] | March 14, 2019 [Member]
Subsequents Event (Textual)
Agreement to acquire description	The Company signed an agreement to acquire 100% of FameWave Ltd, a privately held biopharmaceutical Company developing CM-24, ("FameWave) from its shareholders in exchange for $10 million worth of its newly issued ADSs with a long term lock-up period, priced at $1.23 per ADS, plus 50% warrant coverage based on an exercise price of $1.98 per ADS with a 4-year term. In addition, the Company will provide a loan to FameWave of up to approximately $2 million to be paid to cCAM BioTherapeutics Ltd., a wholly owned subsidiary of Merck Sharp and Dohme Corp., known as "MSD" in Israel, which discovered CM-24, or to repay certain loans provided by FameWave's shareholders.